SCHEDULE OF LONG-LIVED ASSETS (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues		$ 2,899,110	$ 19,229
Segment net loss		20,494,107	(1,422,582)
Consolidated net loss from continuing operations		20,494,107	(2,655,477)
Operating Segments [Member]
Segment Reporting [Line Items]
Revenues		2,899,110	19,229
Cost of revenues		2,890,116	17,306
Staff cost		222,831	94,992
Lease expense		16,206	93,245
Depreciation and amortization expense		25,488
Professional fee		1,321,127	907,838
Interest expense (income)		147,550	22,699
Other segment items	[1]	386,087	305,731
Segment net loss		(2,110,295)	(1,422,582)
Consolidated net loss from continuing operations		$ (2,110,295)	$ (1,422,582)

[1]	Other segment items include foreign currency exchange losses, fair value losses on short-term investment and others.